Aggregate Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-for-Sale Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost /Amortized cost	¥ 106,186	¥ 109,199
Available-for-sale, Gross unrealized holding gains	20,909	10,663
Available-for-sale, Gross unrealized holding losses	11,126	2,103
Available-for-sale, Fair value	115,969	117,759
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost /Amortized cost	26	4
Available-for-sale, Gross unrealized holding gains		0
Available-for-sale, Fair value	¥ 26	¥ 4